SHARE BASED COMPENSATION - Narrative (Details)																					12 Months Ended
	Aug. 28, 2025 Y shares $ / shares	Jul. 24, 2025 shares Y $ / shares	Jul. 23, 2025 Y shares $ / shares	Jun. 03, 2025 shares Y $ / shares	Apr. 24, 2025 Y shares $ / shares	Mar. 17, 2025 shares Y $ / shares	Feb. 28, 2025 shares Y $ / shares	Jan. 30, 2025 shares Y $ / shares	Nov. 27, 2024 shares Y $ / shares	Oct. 29, 2024 shares Y $ / shares	Sep. 11, 2024 shares Y $ / shares	Aug. 07, 2024 CAD ($) shares Y $ / shares	Jul. 08, 2024 CAD ($) shares Y $ / shares	Jul. 03, 2024 CAD ($) shares Y $ / shares	Nov. 21, 2022 shares $ / shares	Nov. 11, 2021 shares $ / shares	Oct. 07, 2021 shares $ / shares	Jul. 07, 2021 shares $ / shares	Apr. 09, 2021 shares $ / shares	Dec. 01, 2020 shares $ / shares	Sep. 30, 2025 CAD ($) shares $ / shares	Sep. 30, 2024 CAD ($) shares $ / shares	Sep. 30, 2023 shares
SHARE BASED COMPENSATION
Maximum number of shares issuable under the plan																					2,299,984
Remaining shares available for issuance																					1,641,252
Number of share options granted															34,937			175,000		31,250	514,937	1,506,246
Exercise price of options granted | $ / shares													$ 0.92		$ 0.8			$ 1.32		$ 0.8
Share based compensation expense charged to income (loss) statement | $																					$ 7,862,418	$ 1,320,919
Cancelled																					0	862,500
Fair value of options cancelled | $																					$ 0
Expired																						241,187
Fair value of options expired | $																						$ 259,629
Options unexercised																					0	214,984
Options exercisable																					279,095	1,827,165
Weighted average share price | $ / shares																					$ 13.67	$ 1.04
Weighted average life of options																					4 years 6 months	4 years 9 months 18 days
Directors & officers
SHARE BASED COMPENSATION
Number of share options granted																	125,000	550,000	187,500
Exercise price of options granted | $ / shares																$ 1.92	$ 1.6	$ 1.32	$ 2.4
Estimated fair value of options granted | $														$ 1,273,040
Cancelled														862,500		250,000		250,000					500,000
Options
SHARE BASED COMPENSATION
Options granted to outstanding shares (in percentage)																					10.00%
Term of options under the plan																					ten years
Number of shares granted under the plan																					643,626
Share based compensation expense charged to income (loss) statement | $																					$ 4,403,968	$ 1,320,919
Fair value of options cancelled | $																						1,532,664
August 28, 2030
SHARE BASED COMPENSATION
Number of share options granted	37,500
Exercise price of options granted | $ / shares	$ 11.13
Share price | $ / shares	$ 11.13
Dividend yield	0.00%
Expected Volatility	128.40%
Risk-free interest rate	2.69%
Expected life | Y	5
Share options, vesting period	24 months
Estimated fair value of options granted | $																					359,000
Share based compensation expense charged to income (loss) statement | $																					20,622
August 28, 2030 | Officer
SHARE BASED COMPENSATION
Share options, vesting percentage	0.33%
July 24, 2030
SHARE BASED COMPENSATION
Number of share options granted		130,000
Exercise price of options granted | $ / shares		$ 8.48
Share price | $ / shares		$ 8.48
Dividend yield		0.00%
Expected Volatility		128.30%
Risk-free interest rate		2.83%
Expected life | Y		5
Share options, vesting period		36 months
Estimated fair value of options granted | $																					947,000
Share based compensation expense charged to income (loss) statement | $																					$ 193,300
Options exercisable																					3,472
July 24, 2030 | Directors & officers
SHARE BASED COMPENSATION
Number of share options granted		50,000
July 24, 2030 | Staff
SHARE BASED COMPENSATION
Number of share options granted		60,000
July 24, 2030 | Consultant
SHARE BASED COMPENSATION
Number of share options granted		20,000
July 23, 2030
SHARE BASED COMPENSATION
Number of share options granted			62,500
Exercise price of options granted | $ / shares			$ 12
Share price | $ / shares			$ 12
Dividend yield			0.00%
Expected Volatility			127.40%
Risk-free interest rate			2.82%
Expected life | Y			5
Share options, vesting period			36 months
Estimated fair value of options granted | $																					$ 642,000
Share based compensation expense charged to income (loss) statement | $																					131,103
June 3, 2030
SHARE BASED COMPENSATION
Number of share options granted				31,250
Exercise price of options granted | $ / shares				$ 22
Share price | $ / shares				$ 23.44
Dividend yield				0.00%
Expected Volatility				118.50%
Risk-free interest rate				2.86%
Expected life | Y				5
Estimated fair value of options granted | $																					610,000
Share based compensation expense charged to income (loss) statement | $																					$ 169,939
Options exercisable																					2,604
April 24, 2030
SHARE BASED COMPENSATION
Number of share options granted					53,125
Exercise price of options granted | $ / shares					$ 18
Share price | $ / shares					$ 17.84
Dividend yield					0.00%
Expected Volatility					116.40%
Risk-free interest rate					2.79%
Expected life | Y					5
Estimated fair value of options granted | $																					$ 777,000
Share based compensation expense charged to income (loss) statement | $																					454,433
March 17, 2030
SHARE BASED COMPENSATION
Number of share options granted						6,250
Exercise price of options granted | $ / shares						$ 18.8
Share price | $ / shares						$ 18.8
Dividend yield						0.00%
Expected Volatility						131.40%
Risk-free interest rate						2.69%
Expected life | Y						5
Estimated fair value of options granted | $																					101,916
Share based compensation expense charged to income (loss) statement | $																					$ 84,244
Options exercisable																					3,125
September 29, 2029
SHARE BASED COMPENSATION
Number of share options granted						500,000
Exercise price of options granted | $ / shares						$ 19.04
Share price | $ / shares						$ 18.8
Dividend yield						0.00%
Expected Volatility						124.90%
Risk-free interest rate						2.69%
Expected life | Y						4.54
Estimated fair value of options granted | $																					$ 971,331
Share based compensation expense charged to income (loss) statement | $																					487,570
February 25, 2030
SHARE BASED COMPENSATION
Number of share options granted							37,500
Exercise price of options granted | $ / shares							$ 21.68
Share price | $ / shares							$ 21.68
Dividend yield							0.00%
Expected Volatility							132.90%
Risk-free interest rate							2.60%
Expected life | Y							5
Estimated fair value of options granted | $																					708,537
Share based compensation expense charged to income (loss) statement | $																					624,249
February 25, 2030 | Consultant
SHARE BASED COMPENSATION
Number of share options granted							12,500
February 25, 2030 | Director
SHARE BASED COMPENSATION
Number of share options granted							25,000
January 30, 2030
SHARE BASED COMPENSATION
Number of share options granted								50,000
Exercise price of options granted | $ / shares								$ 39.28
Share price | $ / shares								$ 39.28
Dividend yield								0.00%
Expected Volatility								134.20%
Risk-free interest rate								2.79%
Expected life | Y								5
Estimated fair value of options granted | $																					1,719,366
Share based compensation expense charged to income (loss) statement | $																					$ 1,719,366
Options exercisable																					50,000
January 30, 2030 | Consultant
SHARE BASED COMPENSATION
Number of share options granted								18,750
January 30, 2030 | Director
SHARE BASED COMPENSATION
Number of share options granted								25,000
January 30, 2030 | Employee
SHARE BASED COMPENSATION
Number of share options granted								6,250
November 26, 2029
SHARE BASED COMPENSATION
Number of share options granted									9,375
Exercise price of options granted | $ / shares									$ 11.12
Share price | $ / shares									$ 11.12
Dividend yield									0.00%
Expected Volatility									99.40%
Risk-free interest rate									3.13%
Expected life | Y									5
Estimated fair value of options granted | $																					$ 78,589
Share based compensation expense charged to income (loss) statement | $																					78,589
October 29, 2029
SHARE BASED COMPENSATION
Number of share options granted										34,937
Exercise price of options granted | $ / shares										$ 16.16
Share price | $ / shares										$ 16.16
Dividend yield										0.00%
Expected Volatility										99.40%
Risk-free interest rate										3.04%
Expected life | Y										5
Estimated fair value of options granted | $																					425,291
Share based compensation expense charged to income (loss) statement | $																					$ 425,291
Options exercisable																					34,937
September 11, 2029
SHARE BASED COMPENSATION
Number of share options granted											18,746
Exercise price of options granted | $ / shares											$ 1.16
Share price | $ / shares											$ 1.16
Dividend yield											0.00%
Expected Volatility											95.60%
Risk-free interest rate											2.75%
Expected life | Y											5
Estimated fair value of options granted | $																						15,967
Share based compensation expense charged to income (loss) statement | $																					$ 8,424	$ 7,543
Options exercisable																						18,745
September 11, 2029 | Consultant
SHARE BASED COMPENSATION
Number of share options granted											12,500
September 11, 2029 | Director
SHARE BASED COMPENSATION
Number of share options granted											6,246
August 7, 2029
SHARE BASED COMPENSATION
Number of share options granted												862,500	250,000
Exercise price of options granted | $ / shares												$ 1.24
Share price | $ / shares												$ 1.24	$ 0.92
Dividend yield												0.00%	0.00%
Expected Volatility												95.90%	96.00%
Risk-free interest rate												3.00%	3.46%
Expected life | Y												5	5
Estimated fair value of options granted | $												$ 788,387	$ 170,432
Share based compensation expense charged to income (loss) statement | $												$ 788,387	$ 170,432
Options exercisable																					125,000	862,500
February 28, 2030
SHARE BASED COMPENSATION
Options exercisable																					21,875
November 27, 2029
SHARE BASED COMPENSATION
Options exercisable																					9,375
July 4, 2029
SHARE BASED COMPENSATION
Options exercisable																						375,000
July 3, 2029
SHARE BASED COMPENSATION
Number of share options granted														375,000
Exercise price of options granted | $ / shares														$ 0.92
Share price | $ / shares														$ 0.92
Dividend yield														0.00%
Expected Volatility														96.00%
Risk-free interest rate														3.57%
Expected life | Y														5
Estimated fair value of options granted | $														$ 255,774
Share based compensation expense charged to income (loss) statement | $														$ 255,774
Restricted share units
SHARE BASED COMPENSATION
Number of shares granted under the plan																					15,106
Share based compensation expense charged to income (loss) statement | $																					$ 3,458,450
Restricted share units | Consultant
SHARE BASED COMPENSATION
Share options, vesting period																					6 months